Advance to Suppliers (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (8,366)	$ (1,178)
Additional allowance charged to expense	(106)	(15)	(8,366)
Balance at the end of the year	¥ (8,472)	$ (1,193)	¥ (8,366)